SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Payable
Convertible notes payable		$ 475,000
Less: debt discount		(131,204)
Convertible notes payable, net		343,796
Less: current portion of convertible notes payable		(343,796)
Convertible notes payable – long-term